Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,118	$ 6,853
Adjustments to reconcile net income to net cash provided by operating activities:
Origination of loans for sale	(12,675)	(26,049)
Sale of loans originated for sale	13,159	26,405
Depreciation and amortization, net of accretion	1,986	2,293
Deferred tax expense	509	152
Amortization of mortgage servicing rights	144	117
Stock based compensation expense	40	16
Gain on sale of securities, net	(630)	(1,120)
Gain on sale of loans held-for-sale, net	(379)	(987)
Net losses due to other-than-temporary impairment of securities	0	6
Gain on sale of foreclosed real estate	(17)	(430)
Benefit from bank owned life insurance	0	(587)
Provision for loan losses	450	2,350
Net change in:
Interest receivable	3	71
Other assets	760	1,559
Cash value of bank owned life insurance	(380)	(381)
Purchase of bank owned life insurance	(3,500)	0
Accrued expenses and other liabilities	590	(1,740)
Total adjustments	60	1,675
Net cash - operating activities	7,178	8,528
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturities and pay downs of securities available-for-sale	35,026	53,862
Proceeds from sales of securities available-for-sale	30,144	25,900
Purchase of securities available-for-sale	(80,355)	(80,375)
Proceeds from sale of loans transferred to loans held-for-sale	0	3,591
Loan participations purchased	(857)	(14,475)
Net change in loans receivable	(2,676)	(27,839)
Purchase of premises and equipment, net	(893)	(797)
Proceeds from sale of foreclosed real estate, net	369	3,834
Net cash - investing activities	(19,242)	(36,299)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in deposits	6,484	39,528
Proceeds from FHLB advances	11,100	2,000
Repayment of FHLB advances	(14,000)	(5,000)
Change in other borrowed funds	(1,676)	492
Proceeds from sale of treasury stock	30	141
Treasury stock purchased	(173)	(78)
Dividends paid	(2,328)	(1,928)
Net cash - financing activities	(563)	35,155
Net change in cash and cash equivalents	(12,627)	7,384
Cash and cash equivalents at beginning of period	33,751	26,367
Cash and cash equivalents at end of period	21,124	33,751
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	1,735	2,363
Income taxes	2,070	2,123
SUPPLEMENTAL NONCASH INFORMATION:
Transfers from loans to foreclosed real estate	1,566	1,626
Transfers from loans to loans held-for-sale	$ 0	$ 3,428